Other disclosures - Fee to statutory auditors - Fee to statutory auditors (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Additional information [abstract]
Statutory audit	kr 26	kr 26	kr 25
Audit-related services	3	4	3
Tax advisory services	9	11	11
Other services	4	4	3
Total fee to statutory auditors	42	45	42
Fees for other services than statutory audit	16	19	17
Other services	kr 9	kr 12	kr 9